Intangible Asset - Summary of Intangible Assets (Details)	Jun. 30, 2018 USD ($)
Less: Accumulated amortization	$ (222,559)
Total intangible assets, net	10,816,370
Exclusive License Rights to CTP-499 [Member]
Gross intangible assets	$ 11,038,929